Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 245,184	$ 148,594
Allowance for credit losses	(2,571)	(2,420)
Total accounts receivable, net	$ 242,613	$ 146,174